FAIR VALUE MEASUREMENT (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jul. 31, 2017	Jun. 30, 2016
Fair Value Input Liabilities Quantitative Information [Line Items]
Payments to Acquire Businesses, Gross	$ 2,380
Goodwill	$ 48,359	$ 47,326		$ 59,847
Asset Impairment Charges		11,211
Business Acquisition, Percentage of Voting Interests Acquired	100.00%		100.00%
Patents And Copyrights [Member]
Fair Value Input Liabilities Quantitative Information [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			$ 2,071
Bond [Member]
Fair Value Input Liabilities Quantitative Information [Line Items]
Convertible Debt	$ 19,866	20,032
Convertible Debt, Fair Value Disclosures	$ 17,119	15,359
Bond Group [Member]
Fair Value Input Liabilities Quantitative Information [Line Items]
Payments to Acquire Businesses, Gross		35,838
Concord Group [Member]
Fair Value Input Liabilities Quantitative Information [Line Items]
Goodwill		$ 11,488
Hollysys Industrial Software [Member]
Fair Value Input Liabilities Quantitative Information [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Hollysys Industrial Software [Member] | Patents And Copyrights [Member]
Fair Value Input Liabilities Quantitative Information [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 2,071